Annual Fund Operating Expenses - ETF - Vanguard SP Small-Cap 600 Value Index Fund - ETF Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.15%